Disciplined Growth Investors Funds

The Disciplined Growth Investors Fund (DGIFX)

The Disciplied Growth Investors Equity Fund (DGIQX)

Schedules of Investments

January 31, 2026

The Disciplined Growth Investors Fund

SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 70.53%
Consumer Discretionary Products - 3.27%
Gentex Corp.	463,025	$10,654,205
LGI Homes, Inc.(a)	59,443	2,978,689
SharkNinja, Inc.(a)	47,967	5,669,699
		19,302,593
Consumer Staple Products - 1.38%
Celsius Holdings, Inc.(a)	155,256	8,147,835

Health Care - 2.78%
Align Technology, Inc.(a)	60,366	9,841,469
Intuitive Surgical, Inc.(a)	10,623	5,356,329
Progyny, Inc.(a)	50,185	1,197,916
		16,395,714
Industrial Products - 9.36%
Cognex Corp.	458,510	17,762,677
Generac Holdings, Inc.(a)	62,278	10,465,195
Graco, Inc.	28,318	2,473,011
Proto Labs, Inc.(a)	258,069	13,587,333
Snap-on, Inc.	29,989	10,979,273
		55,267,489
Industrial Services - 2.37%
Alarm.com Holdings, Inc.(a)	286,792	13,989,714

Materials - 1.21%
Simpson Manufacturing Co., Inc.	26,206	4,632,697
Trex Co, Inc.(a)	60,079	2,488,472
		7,121,169
Media - 0.98%
Take-Two Interactive Software, Inc.(a)	26,143	5,759,303

Oil & Gas - 6.98%
Core Laboratories, Inc.	379,469	7,414,824
Coterra Energy, Inc.	621,726	17,936,795
Expand Energy Corp.	141,374	15,891,852
		41,243,471
Retail & Wholesale - Discretionary - 2.15%
Floor & Decor Holdings, Inc., Class A(a)	110,485	7,287,591
Stitch Fix, Inc., Class A(a)	1,132,674	5,436,835
		12,724,426
	Shares	Value
Software & Tech Services - 9.47%
Akamai Technologies, Inc.(a)	177,791	$17,272,396
Autodesk, Inc.(a)	31,616	7,994,738
DoubleVerify Holdings, Inc.(a)	203,836	2,205,505
Gartner, Inc.(a)	36,216	7,591,236
Intuit, Inc.	5,482	2,735,079
Monday.com Ltd.(a)	15,021	1,723,660
Paychex, Inc.	14,733	1,519,414
SPS Commerce, Inc.(a)	65,645	5,859,473
Zeta Global Holdings Corp., Class A(a)	486,989	9,048,255
		55,949,756
Tech Hardware & Semiconductors - 30.58%
Arista Networks, Inc.(a)	187,308	26,549,036
Dolby Laboratories, Inc., Class A	134,675	8,644,788
Garmin Ltd.	102,763	20,721,131
InterDigital, Inc.	33,310	10,873,716
IPG Photonics Corp.(a)	52,189	4,822,786
Microchip Technology, Inc.	132,601	10,067,068
Plexus Corp.(a)	109,025	21,731,953
Power Integrations, Inc.	163,995	7,533,930
Pure Storage, Inc., Class A(a)	379,086	26,361,641
Semtech Corp.(a)	178,155	14,207,861
Super Micro Computer, Inc.(a)	506,545	14,745,525
Viasat, Inc.(a)	317,838	14,356,743
		180,616,178
TOTAL COMMON STOCKS
(Cost $314,462,455)		416,517,648

Description/Maturity Date/Rate	Principal Amount	Value
CORPORATE BONDS - 20.34%
Aerospace & Defense - 0.53%
L3Harris Technologies, Inc., 06/01/34, 5.350%	$1,509,000	1,555,558
RTX Corp., 11/16/38, 4.450%	1,677,000	1,577,378
		3,132,936
Airlines - 0.22%
Southwest Airlines Co., 11/16/27, 3.450%	1,315,000	1,300,951

Banks - 0.47%
US Bancorp, 07/30/29, 3.000%	1,782,000	1,718,198
Wachovia Corp., 08/01/26, 7.574%(b)	1,048,000	1,065,865
		2,784,063

See Notes to Schedules of Investments

2

The Disciplined Growth Investors Fund

SCHEDULE OF INVESTMENTS

January 31, 2026 (Continued) (Unaudited)

Description/Maturity Date/Rate	Principal Amount	Value
Chemicals - 0.27%
Dow Chemical Co., 11/01/29, 7.375%	$1,442,000	$1,589,535
DuPont de Nemours, Inc., 11/15/28, 4.725%	14,000	14,271
		1,603,806
Commercial Finance - 0.28%
GATX Corp., 09/15/33, 5.450%	1,625,000	1,678,168

Construction Materials Manufacturing - 0.26%
CRH America Finance, Inc., 02/09/36, 5.000%	1,520,000	1,519,192

Consumer Finance - 0.46%
American Express Co., 05/03/27, 3.300%	1,243,000	1,236,388
Capital One Financial Corp., 07/29/32, 2.359%(c)	1,700,000	1,487,607
		2,723,995
Consumer Products - 0.22%
Clorox Co., 10/01/27, 3.100%	1,300,000	1,283,748

Consumer Services - 0.22%
Cintas Corp. No 2, 08/15/36, 6.150%	1,185,000	1,290,008

Diversified Banks - 1.03%
Bank of America Corp., 11/25/27, 4.183%	1,636,000	1,638,316
Citigroup, Inc., 03/05/38, 6.875%	1,406,000	1,615,230
JPMorgan Chase & Co., 12/15/26, 4.125%	1,329,000	1,332,333
Royal Bank of Canada, 11/03/31, 4.305%(c)	1,500,000	1,494,840
		6,080,719
Electrical Equipment Manufacturing - 0.28%
Hubbell, Inc., 03/15/31, 2.300%	1,790,000	1,634,064

Exploration & Production - 0.26%
Devon Energy Corp., 09/15/34, 5.200%	1,500,000	1,512,974
Description/Maturity Date/Rate	Principal Amount	Value
Financial Services - 0.27%
Northern Trust Corp., 05/08/32, 3.375%(c)	$1,600,000	$1,579,529

Food & Beverage - 0.50%
Hormel Foods Corp., 06/03/28, 1.700%	1,400,000	1,334,099
Keurig Dr. Pepper, Inc., 03/15/34, 5.300%	1,623,000	1,652,279
		2,986,378
Health Care Facilities & Services - 0.56%
CVS Health Corp., 08/15/29, 3.250%	1,738,000	1,679,655
Quest Diagnostics, Inc., 11/30/33, 6.400%	1,485,000	1,638,357
		3,318,012
Industrial Other - 0.41%
Emerson Electric Co., 12/21/28, 2.000%	1,700,000	1,616,346
Fluor Corp., 09/15/28, 4.250%	805,000	799,796
		2,416,142
Integrated Oils - 0.28%
BP Capital Markets America, Inc., 09/11/33, 4.893%	1,626,000	1,647,990

Life Insurance - 0.21%
Principal Financial Group, Inc., 11/15/26, 3.100%	1,262,000	1,254,747

Mass Merchants - 0.28%
Costco Wholesale Corp., 04/20/30, 1.600%	1,820,000	1,651,653

Medical Equipment & Devices Manufacturing - 0.55%
Agilent Technologies, Inc., 03/12/31, 2.300%	1,920,000	1,741,853
GE HealthCare Technologies, Inc., 11/22/32, 5.905%	1,400,000	1,503,462
		3,245,315

See Notes to Schedules of Investments

3

The Disciplined Growth Investors Fund

SCHEDULE OF INVESTMENTS

January 31, 2026 (Continued) (Unaudited)

Description/Maturity Date/Rate	Principal Amount	Value
Pharmaceuticals - 0.46%
Astrazeneca Finance LLC, 05/28/28, 1.750%	$1,788,000	$1,709,035
Bristol-Myers Squibb Co., 11/15/26, 6.800%	1,000,000	1,020,364
		2,729,399
Pipelines - 2.06%
Eastern Energy Gas Holdings LLC, 11/15/29, 3.000%	1,788,000	1,697,635
El Paso Natural Gas Co. LLC, 11/15/26, 7.500%	1,000,000	1,024,138
Energy Transfer LP, 04/15/29, 5.250%	1,583,000	1,628,860
Enterprise Products Operating LLC, 07/31/29, 3.125%	1,735,000	1,684,161
Kinder Morgan Energy Partners LP, 01/15/38, 6.950%	1,400,000	1,589,221
MPLX LP, 08/15/30, 2.650%	1,834,000	1,700,657
ONEOK, Inc., 09/30/28, 6.875%	1,116,000	1,192,565
Williams Cos., Inc., 03/15/34, 5.150%	1,632,000	1,654,499
		12,171,736
Railroad - 0.29%
Union Pacific Corp., 02/05/30, 2.400%	1,810,000	1,699,219

Real Estate - 0.53%
Simon Property Group LP, 09/13/29, 2.450%	1,822,000	1,724,453
Welltower OP LLC, 03/15/29, 4.125%	1,387,000	1,391,382
		3,115,835
Refining & Marketing - 0.56%
Phillips 66, 12/15/30, 2.150%	1,925,000	1,737,118
Valero Energy Corp., 06/15/37, 6.625%	1,420,000	1,567,151
		3,304,269
Restaurants - 0.27%
Starbucks Corp., 11/15/28, 4.000%	1,570,000	1,571,274

Retail - Consumer Discretionary - 0.76%
Advance Auto Parts, Inc., 04/15/30, 3.900%	1,462,000	1,351,917
Amazon.com, Inc., 06/03/30, 1.500%	1,700,000	1,531,734
Lowe's Cos., Inc., 09/15/37, 6.650%	1,442,000	1,625,840
		4,509,491
Description/Maturity Date/Rate	Principal Amount	Value
Transportation & Logistics - 0.56%
FedEx Corp., 05/15/31, 2.400%	$1,878,000	$1,713,418
United Parcel Service, Inc., 01/15/38, 6.200%	1,461,000	1,616,933
		3,330,351
Utilities - 6.24%
Ameren Corp., 03/15/28, 1.750%	12,000	11,440
Ameren Corp., 03/15/35, 5.375%	1,530,000	1,567,636
Appalachian Power Co., 04/01/31, 2.700%	1,540,000	1,413,800
Arizona Public Service Co., 08/01/33, 5.550%	1,546,000	1,614,166
Black Hills Corp., 10/15/29, 3.050%	1,799,000	1,723,179
CenterPoint Energy, Inc., 11/01/28, 4.250%	1,271,000	1,260,066
CMS Energy Corp., 08/15/27, 3.450%	1,374,000	1,363,905
Commonwealth Edison Co., 08/15/27, 2.950%	1,300,000	1,285,410
Dominion Energy, Inc., 06/15/38, 7.000%	1,336,000	1,510,352
DTE Electric Co., 10/15/32, 6.350%	1,302,000	1,415,935
Duke Energy Carolinas LLC, 06/01/37, 6.100%	1,439,000	1,547,869
Entergy Louisiana LLC, 03/15/34, 5.350%	1,487,000	1,546,278
Entergy Louisiana LLC, 12/15/30, 1.600%	13,000	11,499
Interstate Power and Light Co., 04/01/29, 3.600%	1,620,000	1,593,732
National Rural Utilities Cooperative Finance Corp., 06/15/31, 1.650%	2,012,000	1,751,843
Nevada Power Co., 04/01/36, 6.650%	1,330,000	1,488,915
NextEra Energy Capital Holdings, Inc., 04/01/29, 3.500%	1,399,000	1,375,234
NiSource, Inc., 04/01/34, 5.350%	1,648,000	1,699,306
PPL Electric Utilities Corp., 08/15/37, 6.450%	1,020,000	1,131,748
Public Service Enterprise Group, Inc., 04/01/34, 5.450%	1,618,000	1,669,648
Puget Energy, Inc., 06/15/30, 4.100%	1,725,000	1,692,626
Southern Co., 07/01/36, 4.250%	1,579,000	1,477,033
Southwest Gas Corp., 06/15/30, 2.200%	1,906,000	1,742,040
Toledo Edison Co., 05/15/37, 6.150%	1,391,000	1,513,176
WEC Energy Group, Inc., 10/15/30, 1.800%	1,957,000	1,744,187
Xcel Energy, Inc., 12/01/29, 2.600%	1,815,000	1,714,114
		36,865,137
Waste & Environment Services & Equipment - 0.55%
Republic Services, Inc., 03/01/30, 2.300%	1,800,000	1,677,963
Waste Management, Inc., 07/15/28, 7.000%	1,446,000	1,548,808
		3,226,771

See Notes to Schedules of Investments

4

The Disciplined Growth Investors Fund

SCHEDULE OF INVESTMENTS

January 31, 2026 (Continued) (Unaudited)

Description/Maturity Date/Rate	Principal Amount	Value
Wireless Telecommunications Services - 0.50%
AT&T, Inc., 03/01/29, 4.350%	$1,621,000	$1,632,774
Verizon Communications, Inc., 09/21/28, 4.329%	1,324,000	1,335,573
		2,968,347
TOTAL CORPORATE BONDS
(Cost $119,259,472)		120,136,219

Description/Maturity Date/Rate	Principal Amount	Value
FOREIGN CORPORATE BONDS - 1.74%
Diversified Banks - 0.43%
Bank of Nova Scotia, 02/02/26, 4.750%	1,225,000	1,225,000
Toronto-Dominion Bank, 06/03/26, 1.200%	1,340,000	1,328,359
		2,553,359
Exploration & Production - 0.28%
Canadian Natural Resources Ltd., 06/30/33, 6.450%	1,507,000	1,636,287

Metals & Mining - 0.26%
BHP Billiton Finance USA Ltd., 09/08/33, 5.250%	1,490,000	1,542,144

Pharmaceuticals - 0.26%
Pfizer Investment Enterprises Pte Ltd., 05/19/28, 4.450%	1,540,000	1,556,427

Pipelines - 0.51%
Enbridge, Inc., 03/08/33, 5.700%	1,571,000	1,647,839
TransCanada PipeLines Ltd., 08/15/38, 7.250%	1,190,000	1,367,063
		3,014,902
TOTAL FOREIGN CORPORATE BONDS
(Cost $10,194,664)		10,303,119

Maturity Date/Rate	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 6.61%
Treasury Bonds - 4.10%
08/15/28, 2.875%	5,530,000	5,437,437
11/15/33, 4.500%	4,300,000	4,415,394
11/15/34, 4.250%	14,282,500	14,350,286
		24,203,117
Maturity Date/Rate	Principal Amount	Value
Treasury Notes - 2.51%
06/15/26, 4.125%	$3,670,000	$3,677,542
07/15/26, 4.500%	5,100,000	5,120,062
08/31/26, 3.750%	4,510,000	4,513,143
10/31/26, 3.700%	1,540,000	1,512,065
		14,822,812
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $38,843,093)		39,025,929

TOTAL INVESTMENTS - 99.22%
(Cost $482,759,684)		$585,982,915

Other Assets In Excess of Liabilities - 0.78%		4,596,912

NET ASSETS - 100.00%		$590,579,827

(a)	Non-income producing security.
(b)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect as of January 31, 2026.
(c)	Floating or variable rate security. The rate shown is in effect as of January 31, 2026.

Investment Abbreviations:

LLC – Limited Liability Company

LP – Limited Partnership

Ltd. – Limited

Percentages are stated as a percent of net assets.

See Notes to Schedules of Investments

5

The Disciplined Growth Investors Equity Fund

SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.45%
Consumer Discretionary Products - 3.91%
Gentex Corp.	151,726	$3,491,215
SharkNinja, Inc.(a)	13,950	1,648,890
		5,140,105
Consumer Staple Products - 1.88%
Celsius Holdings, Inc.(a)	47,158	2,474,852

Health Care - 4.21%
Align Technology, Inc.(a)	19,526	3,183,324
Intuitive Surgical, Inc.(a)	3,947	1,990,156
Progyny, Inc.(a)	15,299	365,187
		5,538,667
Industrial Products - 0.83%
Graco, Inc.	12,474	1,089,354

Industrial Products - 11.61%
Cognex Corp.	136,476	5,287,080
Generac Holdings, Inc.(a)	18,532	3,114,117
Proto Labs, Inc.(a)	59,546	3,135,097
Snap-on, Inc.	10,232	3,746,038
		15,282,332
Industrial Services - 3.16%
Alarm.com Holdings, Inc.(a)	85,332	4,162,495

Materials - 1.05%
Simpson Manufacturing Co., Inc.	7,806	1,379,945

Media - 1.63%
Take-Two Interactive Software(a)	9,760	2,150,128

Oil & Gas - 4.20%
Coterra Energy, Inc.	191,334	5,519,986

Oil & Gas - 5.60%
Core Laboratories, Inc.	119,254	2,330,223
Expand Energy Corp.	44,843	5,040,802
		7,371,025
	Shares	Value
Retail & Wholesale - Discretionary - 3.58%
Floor & Decor Holdings, Inc., Class A(a)	46,220	$3,048,671
Stitch Fix, Inc., Class A(a)	345,141	1,656,677
		4,705,348
Software & Tech Services - 5.25%
Akamai Technologies, Inc.(a)	52,928	5,141,955
SPS Commerce, Inc.(a)	19,684	1,756,994
		6,898,949
Software & Tech Services - 8.05%
Autodesk, Inc.(a)	10,523	2,660,951
DoubleVerify Holdings, Inc.(a)	60,645	656,179
Gartner, Inc.(a)	11,131	2,333,169
Intuit, Inc.	3,302	1,647,434
Paychex, Inc.	5,671	584,850
Zeta Global Holdings Corp., Class A(a)	146,558	2,723,048
		10,605,631
Tech Hardware & Semiconductors - 44.49%
Arista Networks, Inc.(a)	60,829	8,621,902
Dolby Laboratories, Inc., Class A	23,493	1,508,016
Garmin Ltd.(a)	32,775	6,608,751
InterDigital, Inc.	15,079	4,922,389
IPG Photonics Corp.(a)	16,672	1,540,660
Microchip Technology, Inc.(a)	56,444	4,285,228
Plexus Corp.(a)	39,421	7,857,788
Power Integrations, Inc.	32,273	1,482,622
Pure Storage, Inc., Class A(a)	113,667	7,904,403
Semtech Corp.(a)	65,950	5,259,513
Super Micro Computer, Inc.(a)	133,049	3,873,056
Viasat, Inc.(a)	103,519	4,675,953
		58,540,281
TOTAL COMMON STOCKS
(Cost $68,644,401)		130,859,098

	Shares	Value
MONEY MARKET FUNDS - 0.55%
First American Treasury Obligations Fund, Class X, 3.600%(b)	725,314	725,314

TOTAL MONEY MARKET FUNDS
(Cost $725,314)		725,314

TOTAL INVESTMENTS - 100.00%
(Cost $69,369,715)		$131,584,412

Other Assets In Excess of Liabilities - 0.00%(c)		5,177

NET ASSETS - 100.00%		$131,589,589

See Notes to Schedules of Investments

6

The Disciplined Growth Investors Equity Fund

SCHEDULE OF INVESTMENTS

January 31, 2026 (Continued) (Unaudited)

(a)	Non-income producing security.
(b)	Rate disclosed is 7-Day Yield as of January 31, 2026.
(c)	Less than 0.005%.

Investment Abbreviations:

Ltd. – Limited

Percentages are stated as a percent of net assets.

See Notes to Schedules of Investments

7

Disciplined Growth Investors Funds

NOTES TO SCHEDULES OF INVESTMENTS

January 31, 2026 (Unaudited)

NOTE 1 - ORGANIZATION

Elevation Series Trust (the “Trust”) was organized on March 7, 2022, as a Delaware statutory trust, and is authorized to issue multiple investment series. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. This report includes the Schedule of Investments for two series of the Trust, The Disciplined Growth Investors Fund (“DGIFX”) and the Disciplined Growth Investors Equity Fund (“DGIQX”) (each a “Fund” and collectively the “Funds”). DGIFX’s investment objective is long-term capital growth and as a secondary objective, modest income with reasonable risk. DGIFX commenced operations on August 12, 2011, as a mutual fund that was a series of Financial Investors Trust (the "Predecessor Fund"). On April 17, 2025, the Board of Trustees of Financial Investors Trust approved a tax-free reorganization wherein all of the assets and liabilities of the Predecessor Fund were acquired by DGIFX. In connection with this acquisition as of the close of business on July 11, 2025, shares of the Predecessor Fund were exchanged for an equivalent number of shares of DGIFX. DGIFX's net assets of $549,301,050, net asset value ("NAV") per share of $24.80, shares outstanding of 22,148,151, and net unrealized appreciation/depreciation of $101,752,617, and the results of operations of the Funds were unchanged from that of the Predecessor Fund as a result of the reorganization. The Predecessor Fund had an investment objective that was, in all material respects, the same as that of DGIFX. DGIFX is a continuation of the Predecessor Fund, and therefore, the performance and financial history of the Predecessor Fund has been adopted by DGIFX and will be used going forward. As a result, the information in these financial statements and notes to the financial statements for the periods prior to the close of business on July 11, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization. DGIQX's investment objective is long-term capital growth. DGIQX commenced operations on January 26, 2026.

The Funds currently offer an unlimited number of one class of shares.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their Schedules of Investments. The accompanying Schedules of Investments were prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts in the Schedules of Investments. Actual results could differ from those estimates. The Funds are an investment companies and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update 2013-08.

Investment Valuation: The net asset value per share (“NAV”) of the Funds is determined no less frequently than daily, on each day that the New York Stock Exchange (“NYSE”) is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV is determined by dividing the value of the Funds’ total assets less its liabilities by the number of shares outstanding.

Equity securities traded on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day. If there has been no sale that business day, the securities are valued at the mean of the most recent bid and ask prices on the business day. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day. Portfolio securities traded in the over-the-counter market, but excluding NASDAQ, are valued at the last quoted sale price in such market.

Investments in money market funds, including short-term investments, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as level 1 securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security. Fixed-income obligations, excluding municipal securities, having a remaining maturity of greater than 60 days, are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Corporate Bonds, U.S. Government & Agency, and U.S. Treasury Bonds & Notes are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Publicly traded Foreign Government Debt securities and Foreign Corporate Bonds are typically traded internationally in the over-the-counter market and are valued at the mean between the bid and asked prices as of the close of business of that market. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the mean between the bid and asked prices as of the close of business of that market.

Securities for which market quotations are not readily available, including circumstances under which the Adviser determines that prices received are unreliable, are valued at fair value according to procedures established and adopted by the Fund’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Fund’s valuation designee with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board.

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

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Disciplined Growth Investors Funds

NOTES TO SCHEDULES OF INVESTMENTS

January 31, 2026 (Continued) (Unaudited)

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the investments in the fair value hierarchy as of January 31, 2026:

Disciplined Growth Investors Fund

Investments in Securities at Value(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$416,517,648	$–	$–	$416,517,648
Corporate Bonds	–	120,136,219	–	120,136,219
Foreign Corporate Bonds	–	10,303,119	–	10,303,119
U.S. Treasury Obligations	–	39,025,929	–	39,025,929
Total	$416,517,648	$169,465,267	$–	$585,982,915

Disciplined Growth Investors Equity Fund

Investments in Securities at Value(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$130,859,098	$–	$–	$130,859,098
Money Market Funds	725,314	–	–	725,314
Total	$131,584,412	$–	$–	$131,584,412

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.

Cash and Cash Equivalents: Cash and cash equivalents may include demand deposits and highly liquid investments, typically with original maturities of three months or less. Cash and cash equivalents are carried at cost, approximates fair value.

Securities Transactions: Securities transactions are recorded as of the trade date.

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